Power Floating Rate Index Fund
POWER FLOATING RATE INDEX FUND - FUND SUMMARY
Investment Objectives:
The Power Floating Rate Index Fund’s (the “Fund”) primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Power Floating Rate Index Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed within 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Power Floating Rate Index Fund		Class A	Class C	Class I
Management Fees		0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.70%	0.70%	0.70%
Acquired Fund Fees and Expenses	[1],[2]	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses		2.28%	3.03%	2.03%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Power Floating Rate Index Fund - USD ($)	1 Year	3 Years
Class A	720	1,177
Class C	306	936
Class I	206	637

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund’s investment adviser seeks to achieve the Fund’s investment objectives by managing the Fund in a manner that seeks to track the W.E. Donoghue & Co., LLC Power Floating Rate Index (the “Power Floating Rate Index”). The Fund’s adviser determined the methodology for the creation of the Power Floating Rate Index, which is ultimately calculated by Standard & Poor’s Custom Indices.

The Power Floating Rate Index is comprised of, and the Fund will invest primarily in, exchange-traded funds (“ETFs”) and mutual funds that invest primarily in bank loans, floating rate bonds, short duration fixed income instruments, high yield bond (also known as “junk bonds”) as well as short-term Treasury ETFs, money market funds or U.S. Treasury securities. The Power Floating Rate Index Fund limits allocation to high yield bonds to 15%, is broadly diversified, and is reconstituted annually and rebalanced annually.

The Power Floating Rate Index uses a total return variation of the S-Network Floating Rate Index to signal investment into and out of the constituent securities of the S-Network Floating Rate Index. The S-Network Floating Rate Index is comprised of ETFs and mutual funds that invest primarily in bank loans, floating rate bonds, short duration fixed income instruments and high yield bonds. Similarly, the S-Network Floating Rate Index limits allocation to high yield bonds to 15%, is broadly diversified and is reconstituted and rebalanced annually. The Power Floating Rate Index’s methodology is based on a model that indicates a favorable or defensive market position based on technical trends in the exponential moving average of S-Network Floating Rate Index. The exponential moving average is the average of an index’s value over a certain time frame. The exponential moving average methodology gives greater weighting to more recent index values than index values from the beginning of the relevant time period. The Power Floating Rate Index’s model consists of two equally weighted components that each track the S-Network Floating Rate Index’s exponential moving averages over different time frames. When a component of the Power Floating Rate Index’s model indicates a favorable market position, 50% of the Power Floating Rate Index (and consequently, the Fund) will be invested in ETFs and mutual funds that invest primarily in bank loans, floating rate bonds, short duration fixed income instruments and high yield bonds (the components of the S-Network Floating Rate Fund Index). When a component of the Power Floating Rate Index’s model indicates a defensive position, 50% of the Power Floating Rate Index (and the Fund) increases allocations to short-term Treasury ETFs, money market funds or U.S. Treasury securities in an attempt to mitigate market risk.

Accordingly, the Fund will be invested as follows depending on the market signals produced by each component of the Power Floating Rate Fund Index:

• If both components indicate a favorable market, the Fund will be fully invested in ETFs and mutual funds that invest primarily in bank loans, floating rate bonds, short duration fixed income instruments and high yield bonds

• If one component indicates a favorable market and the other component indicates a defensive market, 50% of the Fund’s net assets will be invested in ETFs and mutual funds that invest primarily in bank loans, floating rate bonds, short duration fixed income instruments and high yield bonds and the other 50% of the Fund’s assets will be invested in cash equivalents such as money market funds or U.S. Treasury securities

• If both components indicate a defensive market, the Fund will be fully invested in short-term Treasury ETFs, money market funds or U.S. Treasury securities

The Fund may also use leverage (borrowing) to gain additional exposure to floating rate investments and high yield securities when the adviser believes that such investments are in a position to increase in value over time.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the Power Floating Rate Index. Changes in constituent securities that make up the Power Floating Rate Index will normally be implemented for the Fund’s portfolio on the same trading day as the Power Floating Rate Index, the Fund may engage in frequent trading of its portfolio which will result in a high portfolio turnover rate.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds.

• Bank Loan Risk. The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans.

• Fixed Income Risk. When the Fund invests in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

• Floating Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, are speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Index Tracking Risk. Investment in the Fund should be made with the understanding that the underlying funds in which the Fund invests will not be able to replicate exactly the performance of the index the Fund tracks because the total return generated by the securities will be reduced by the Fund’s expenses including any transaction costs incurred in adjusting the actual balance of the securities.

• Leverage Risk. The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk. The adviser’s judgments about the potential attractiveness of following an index may not produce the desired results.

• Mutual Fund and ETF Risk. Mutual funds and ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other funds that invest directly in fixed income securities. Inverse mutual funds tend to limit the Fund’s participation in overall market-wide gains. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

• Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.powermutualfunds.com or by calling 1-877-7-PWRINC.

Power Dividend Mid-Cap Index Fund
POWER DIVIDEND MID-CAP INDEX FUND - FUND SUMMARY
Investment Objectives:
The Power Dividend Mid-Cap Index Fund’s (the “Fund”) primary investment objective is to maximize total return from income and capital appreciation with the preservation of capital as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Power Dividend Mid-Cap Index Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed within 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Power Dividend Mid-Cap Index Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses		1.95%	2.70%	1.70%
[1]	Based on estimated amounts for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Power Dividend Mid-Cap Index Fund - USD ($)	1 Year	3 Years
Class A	688	1,082
Class C	273	838
Class I	173	536

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund’s investment adviser seeks to achieve the Fund’s investment objectives by managing the Fund in a manner that seeks to track the W.E. Donoghue & Co., Power Dividend Mid-Cap Index (the “Power Dividend Mid-Cap Index”). The Fund’s adviser determined the methodology for the creation of the Power Dividend Mid-Cap Index, which is ultimately calculated by Standard & Poor’s Custom Indices. For purposes of this prospectus, “mid-cap” issuers are U.S. companies with an unadjusted marked capitalization of between $1.6 billion and $6.8 billion.

The Power Dividend Mid-Cap Index is comprised of, and the Fund will primarily invest in, individual stocks with high-dividend yields or short-term Treasury exchange-traded funds (“ETFs”). The Power Dividend Mid-Cap Index is predicated, in part, on the S-Network Mid-Cap Dividend Index. The S-Network Mid-Cap Dividend Index is comprised of the 50 stocks from each of the eleven Global Industry Classification Standard (“GICS”) sectors with the highest dividend yields as of the last trading day of May. The Power Dividend Mid-Cap Index’s methodology is based on a model that indicates a favorable or defensive market position based on technical trends in the exponential moving average of the S-Network Mid-Cap Dividend Index. The exponential moving average is the average of an index’s value over a certain time frame. The exponential moving average methodology gives greater weighting to more recent index values than index values from the beginning of the relevant time period. When in a favorable market position, the Power Dividend Mid-Cap Index is invested in the constituent securities that make up the S-Network Mid-Cap Dividend Index. When in a defensive market position, the Power Dividend Mid-Cap Index will be invested in the S&P/BG Cantor 1-3 Year U.S. Treasury Bond Index, which means that the Fund’s portfolio will be invested in short term Treasury ETFs to obtain that exposure. The Power Dividend Mid-Cap Index and the Fund’s portfolio will rebalance holdings quarterly and reconstitute annually.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the Power Dividend Mid-Cap Index. Changes in constituent securities that make up the Power Dividend Mid-Cap Index will normally be implemented for the Fund’s portfolio on the same trading day. In seeking to track the Power Dividend Mid-Cap Index, the Fund may engage in frequent trading of its portfolio which will result in a high portfolio turnover rate.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund:

• Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other ETFs and may be higher than ETFs that invest directly in fixed income securities. Each ETF is subject to specific risks, depending on the nature of the fund.

• Index Tracking Risk. Investment in the Fund should be made with the understanding that the underlying securities and funds in which the Fund invests will not be able to replicate exactly the performance of the index the Fund tracks because the total return generated by the securities will be reduced by the Fund’s expenses including any transaction costs incurred in adjusting the actual balance of the securities.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk. The adviser’s judgments about the potential attractiveness of following an index may not produce the desired results.

• Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.powermutualfunds.com or by calling 1-877-7-PWRINC.